SCHEDULE OF INCOME BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Domestic	$ (8,712,543)
Foreign
Loss before provision for income taxes	$ (8,712,543)	$ 6,198,161